UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902 (Name and address of agent for service) Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

November 30, 2010

Semi-Annual
Report

Western Asset
Institutional Money Market Fund

Western Asset
Institutional AMT Free
Municipal Money Market Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II | Legg Mason Partners Institutional Trust

Funds’ objectives

Western Asset Institutional Money Market Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Western Asset Institutional AMT Free Municipal Money Market Fund seeks current income that is exempt from federal income tax* to the extent consistent with preservation of capital and the maintenance of liquidity.

*

Certain investors may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Institutional Money Market Fund and Western Asset Institutional AMT Free Municipal Money Market Fund for the six-month reporting period ended November 30, 2010. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 31, 2010

Legg Mason Partners Institutional Trust | III

Investment commentary

Economic review

While the U.S. economy continued to expand over the six months ended November 30, 2010, economic data was mixed and unemployment remained elevated. The Federal Reserve Board (“Fed”)i expressed concerns regarding the direction of the economy and took additional actions in an attempt to spur growth. This initially caused investor sentiment to improve, but the financial markets declined toward the end of the reporting period given a re-escalation of the European sovereign debt crisis.

In September 2010, the National Bureau of Economic Research (“NBER”), the organization charged with determining when recessions start and end, announced that the recession that began in December 2007 had concluded in June 2009. However, the NBER said, “In determining that a trough occurred in June 2009, the committee did not conclude that economic conditions since that month have been favorable or that the economy has returned to operating at normal capacity.” The NBER’s point is well-taken given continued areas of weakness in the U.S. economy.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)ii growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009. However, the economy has grown at a more modest pace thus far in 2010. According to the Commerce Department, GDP growth was 3.7% and 1.7% during the first and second quarters of 2010, respectively. GDP growth then edged somewhat higher to 2.6% in the third quarter.

Turning to the job market, after experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that number, however, were 700,000 temporary government jobs tied to the 2010 Census. From June through September, more than 525,000 of these temporary positions were eliminated. This more than offset private sector growth and resulted in a total net loss of 300,000 jobs from June through September. The employment picture then brightened somewhat in October, as 172,000 new jobs were created. Payrolls then increased a disappointing 39,000 in November and the unemployment rate inched up to end the period at 9.8%. The unemployment rate has now exceeded 9.0% since May 2009.

There was mixed news in the housing market during the period. According to the National Association of Realtors (“NAR”), existing-home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing-home sales then declined from May through July. After a sharp 27.0% decline in sales in July, sales then rose 7.3% and 10.0% in August and September, respectively. Sales then dipped 2.2% in October and rose 5.6% in November. Looking at home prices, the NAR reported that the median existing-home price for all housing types was $170,600 in November 2010, which was 0.4% higher than in November 2009. Prices appeared to stabilize somewhat as the number of existing homes on the market declined in November. The inventory of unsold homes was a 9.5 month supply

IV | Legg Mason Partners Institutional Trust

Investment commentary (cont’d)

in November at the current sales level, versus a 10.5 month supply in October.

One overall bright spot for the economy has been the manufacturing sector. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector has grown sixteen consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in April 2010, PMI data indicated somewhat more modest growth from May through July (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The manufacturing sector then expanded at a faster pace in August, before moderating somewhat in September. Manufacturing then grew in October at its fastest pace since May with a reading of 56.9 for the month, before dipping to 56.6 in November.

Financial market overview

As the reporting period began, the financial markets were regaining their footing following a sharp sell-off that had begun in late April and continued throughout much of May. During this period, risk aversion was elevated and investors flocked to the relative safety of U.S. Treasury securities. Demand for the fixed-income spread sectors (non-Treasuries) then resumed in June and July, followed by another “flight to quality” in August. Risk appetite then returned in September and October before the financial markets again weakened beginning in mid-November.

Due to signs that economic growth was slowing toward the end of the reporting period, the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced an ongoing program that calls for using the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said, “The Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery. . . .” This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

The Fed then took additional action in early November. Citing that “the pace of recovery in output and employment continues to be slow,” the Fed announced another round of quantitative easing to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. This, coupled with the Fed’s previously announced program to use the proceeds of expiring securities to purchase Treasuries, means it could buy a total of $850 billion to $900 billion of Treasury securities by the end of June 2011.

Fixed-income market review

As discussed earlier, just prior to the beginning of the six-month reporting period, investor risk aversion was elevated due to the escalating sovereign debt crisis in Europe. In addition, there were uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June and July, as investor demand for these securities again increased. There was another bout of risk aversion in August, given fears that the economy may slip back into a recession. However, with the Fed indicating the possibility of another round of quantitative easing, most

Legg Mason Partners Institutional Trust | V

spread sectors rallied in September and October. The spread sectors then ended the reporting period on a weak note as financial troubles in Ireland resulted in a re-emergence of the European sovereign debt crisis.

Both short- and long-term Treasury yields fluctuated but, overall, moved lower during the six months ended November 30, 2010. When the period began, two- and ten-year Treasury yields were 0.76% and 3.31%, respectively. On June 3, 2010, two- and ten-year Treasury yields peaked at 0.82% and 3.39%, respectively. Subsequent to hitting their highs for the period, yields largely declined during much of the remainder of the reporting period. When the period ended on November 30, 2010, two-year Treasury yields were 0.45%, versus a low of 0.33% earlier in the month. Ten-year Treasury yields ended the period at 2.81%, which was higher than their trough of 2.41% that occurred in October. Longer-term yields moved higher toward the end of the period as fears of future inflation increased in light of the Fed’s additional policy accommodation. With the Fed keeping the federal funds rateiv at a historical low, the yields available from money market securities remained extremely low during the reporting period.

Performance review

Western Asset Institutional Money Market Fund

As of November 30, 2010, the seven-day current yield for Institutional Shares of the Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”) was 0.14% and the seven-day effective yield, which reflects compounding, was 0.14%.1

Western Asset Institutional AMT Free Municipal Money Market Fund

As of November 30, 2010, the seven-day current yield for Institutional Shares of the Western Asset Institutional AMT Free Municipal Money Market Fund (“Institutional AMT Free Municipal Money Market Fund”) was 0.27% and the seven-day effective yield, which reflects compounding, was 0.27%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Legg Mason Partners Institutional Trust (Institutional Shares)
Yields as of November 30, 2010 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Institutional Money Market Fund	0.14%	0.14%

Institutional AMT Free Municipal Money Market Fund	0.27%	0.27%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Institutional Shares of the Institutional Money Market Fund would

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

VI | Legg Mason Partners Institutional Trust

have been 0.04%, and the seven-day current yield and the seven-day effective yield for Institutional Shares of the Institutional AMT Free Municipal Money Market Fund would have been 0.19%.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

December 31, 2010

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in each of these Funds. Please see the Funds’ prospectus for more information on these and other risks.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ii	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 1

Fund at a glance† (unaudited)

Western Asset Institutional Money Market Fund

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2010 and May 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Fund at a glance† (unaudited) (cont’d)

Western Asset Institutional AMT Free Municipal Money Market Fund

Investment breakdown (%) as a percent of total investments

†

The bar graph represents the composition of the Fund’s investments as of November 30, 2010 and May 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 3

Fund expenses (unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2010 and held for the six months ended November 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]

Western Asset Institutional Money Market Fund

Institutional Shares	0.17%	$1,000.00	$1,001.70	0.18%	$0.90

Western Asset Institutional AMT Free Municipal Money Market Fund

Institutional Shares	0.12%	$1,000.00	$1,001.20	0.18%	$0.90

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]

Western Asset Institutional Money Market Fund

Institutional Shares	5.00%	$1,000.00	$1,024.17	0.18%	$0.91

Western Asset Institutional AMT Free Municipal Money Market Fund

Institutional Shares	5.00%	$1,000.00	$1,024.17	0.18%	$0.91

[1]	For the six months ended November 30, 2010.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

4 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Schedules of investments (unaudited)
November 30, 2010

Western Asset Institutional Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 101.8%

Bank Notes — 0.9%

Bank of America N.A.	0.355%	1/27/11	$10,000,000	$10,000,000	(a)

Certificates of Deposit — 22.1%

Abbey National Treasury Services PLC	0.293%	12/10/10	15,000,000	15,000,000	(a)

Bank of Montreal	0.230%	12/9/10	15,000,000	15,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.	0.290%	12/23/10	22,450,000	22,450,547

BNP Paribas NY Branch	0.330%	2/22/11	15,000,000	15,000,000

Citibank N.A.	0.360%	3/23/11	15,000,000	15,000,000

Credit Agricole SA	0.510%	1/11/11	20,000,000	20,001,363

Deutsche Bank AG NY	0.480%	12/30/10	20,000,000	20,000,803

Lloyds Bank PLC	0.350%	3/17/11	15,000,000	15,002,426

Nordea Bank Finland NY	0.450%	5/3/11	10,000,000	10,002,112

Rabobank Nederland NY	0.330%	3/11/11	15,000,000	15,002,076

Royal Bank of Canada NY	0.310%	3/7/11	9,675,000	9,676,543

Royal Bank of Scotland	0.430%	12/8/10	20,000,000	20,000,039

Societe Generale	0.400%	4/7/11	15,000,000	14,999,996

Standard Chartered Bank	0.340%	1/10/11	20,000,000	20,000,222

Westpac Banking Corp.	0.430%	4/28/11	10,000,000	10,002,043

Total Certificates of Deposit				237,138,170

Commercial Paper — 25.4%

ASB Finance Ltd.	0.376%	2/24/11	15,000,000	14,986,719	(b)(c)

Australia & New Zealand Banking Group Ltd.	0.250%	2/18/11	15,000,000	14,991,771	(b)(c)

Banco Bilbao Vizcaya	0.420%	12/7/10	15,000,000	14,998,950	(b)(c)

Bank of America Corp.	0.270%	1/12/11	10,000,000	9,996,850	(b)

BNZ International Funding Ltd.	0.501%	2/3/11	20,000,000	19,982,222	(b)(c)

Caisse D’Amortissement de la Dette Sociale	0.240%	2/17/11	15,000,000	14,992,200	(b)

Commerzbank U.S. Finance Inc.	0.270%	1/7/11	13,700,000	13,696,198	(b)

Commerzbank U.S. Finance Inc.	0.300%	2/9/11	3,500,000	3,497,958	(b)

Danske Corp.	0.401%	1/31/11	15,000,000	14,989,833	(b)(c)

Dexia Delaware LLC	0.340%	12/6/10	15,000,000	14,999,292	(b)

DnB NOR Bank ASA	0.331%	3/10/11	10,000,000	9,990,925	(b)(c)

General Electric Capital Corp.	0.451%	12/16/10	20,000,000	19,996,250	(b)

Intesa Funding LLC	0.330%	2/2/11	15,000,000	14,991,337	(b)

Natexis Banques Populaires U.S.	0.451%	2/28/11	15,000,000	14,983,313	(b)

Nordea North America Inc.	0.250%	1/11/11	6,000,000	5,998,292	(b)

Skandinaviska Enskilda Banken AB	0.370%	1/10/11	20,000,000	19,991,778	(b)(c)

Svenska Handelsbanken Inc.	0.270%	1/24/11	15,000,000	14,993,925	(b)

Swedbank	0.531%	1/26/11	20,000,000	19,983,511	(b)

Toronto Dominion Holdings USA	0.240%	1/20/11	15,000,000	14,995,000	(b)(c)

Total Commercial Paper				273,056,324

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 5

Western Asset Institutional Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Medium-Term Notes — 2.8%

American Honda Finance Corp.	0.303%	1/11/11	$15,000,000	$15,000,000	(a)(c)

Toyota Motor Credit Corp.	0.253%	1/10/11	15,000,000	15,000,000	(a)

Total Medium-Term Notes				30,000,000

U.S. Government Agencies — 19.8%

Federal Farm Credit Bank (FFCB), Notes	0.600%	5/12/11	5,000,000	5,007,884	(a)

Federal Farm Credit Bank (FFCB), Notes	0.343%	5/18/11	15,000,000	15,004,221	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.170%	1/4/11	17,200,000	17,197,238	(b)

Federal Home Loan Bank (FHLB), Notes	3.000%	12/10/10	25,000,000	25,017,039

Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	20,000,000	19,997,763	(a)

Federal Home Loan Bank (FHLB), Notes	0.158%	7/20/11	15,000,000	14,997,102	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	12/2/10	36,625,000	36,624,807	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.350%	4/1/11	25,000,000	25,009,389	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.210%	3/16/11	28,958,000	28,940,263	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.190%	3/30/11	25,000,000	24,984,299	(b)

Total U.S. Government Agencies				212,780,005

U.S. Treasury Bills — 8.4%

U.S. Treasury Bills	0.150%	12/16/10	25,000,000	24,998,437	(b)

U.S. Treasury Bills	0.185%	2/24/11	25,000,000	24,989,080	(b)

U.S. Treasury Bills	0.185%	5/19/11	20,000,000	19,982,631	(b)

U.S. Treasury Bills	0.210%	6/2/11	20,000,000	19,978,767	(b)

Total U.S. Treasury Bills				89,948,915

U.S. Treasury Notes — 7.0%

U.S. Treasury Notes	0.875%	2/28/11	25,000,000	25,041,997

U.S. Treasury Notes	0.875%	3/31/11	25,000,000	25,053,859

U.S. Treasury Notes	4.750%	3/31/11	25,000,000	25,376,108

Total U.S. Treasury Notes				75,471,964

Repurchase Agreements — 15.4%

Barclays Capital Inc. tri-party repurchase agreement dated 11/30/10; Proceeds at maturity — $100,000,667; (Fully collateralized by U.S. government obligations, 1.375% due 9/15/12; Market value — $102,000,050)	0.240%	12/1/10	100,000,000	100,000,000

See Notes to Financial Statements.

6 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)
November 30, 2010

Western Asset Institutional Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Repurchase Agreements — continued

Deutsche Bank Securities Inc., tri-party repurchase agreement dated 11/30/10; Proceeds at maturity — $66,125,441; (Fully collateralized by U.S. government agency obligations, 3.150% due 10/28/20; Market value — $67,448,433)	0.240%	12/1/10	$66,125,000	$66,125,000

Total Repurchase Agreements				166,125,000

Total Investments — 101.8% (Cost — $1,094,520,378#)				1,094,520,378

Liabilities in Excess of Other Assets — (1.8)%				(19,337,835)

Total Net Assets — 100.0%				$1,075,182,543

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 7

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 100.2%

Alabama — 2.8%

Birmingham, AL, Medical Clinic Board, University of Alabama Health Services Foundation, LOC-SunTrust Bank	1.000%	9/1/15	$2,655,000	$2,655,000	(a)(b)

Huntsville, AL, Health Care Authority, TECP:

Huntsville Hospital	0.300%	12/6/10	4,000,000	4,000,000

Huntsville Hospital	0.300%	12/7/10	17,700,000	17,700,000

Huntsville Hospital	0.340%	1/11/11	14,400,000	14,400,000

Total Alabama				38,755,000

Arizona — 2.4%

Arizona Health Facilities Authority Revenue:

Banner Health System, LOC-JPMorgan Chase	0.330%	1/1/29	10,100,000	10,100,000	(a)(b)

Banner Health System, LOC-Scotiabank	0.310%	1/1/35	14,200,000	14,200,000	(a)(b)

Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.270%	7/1/37	1,160,000	1,160,000	(a)(b)

Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank Hessen-Thuringen	0.400%	7/1/18	3,545,000	3,545,000	(a)(b)

Yavapai County, AZ, IDA Revenue, Skanon Investments Drake Project, LOC-Citibank N.A.	0.320%	9/1/35	3,800,000	3,800,000	(a)(b)

Yavapai County, AZ, IDA, Hospital Facility Revenue, Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya	0.370%	12/1/39	420,000	420,000	(a)(b)

Total Arizona				33,225,000

Arkansas — 0.1%

Boone County, AR, Hospital Revenue, North Arkansas Regional Medical Center Project, LOC-Bank of America N.A.	0.370%	5/1/37	1,600,000	1,600,000	(a)(b)

California — 12.7%

California EFA, TECP, Stanford University	0.460%	3/16/11	2,000,000	2,000,000

California Health Facilities Financing Authority, TECP	0.350%	1/11/11	6,600,000	6,600,000

California Health Facilities Financing Authority, TECP	0.400%	5/10/11	12,300,000	12,300,000

California Statewide CDA Revenue, The Pegasus School, LOC-Bank of America N.A.	0.510%	9/1/28	665,000	665,000	(a)(b)

California Statewide CDA Revenue, TECP,
Kaiser Permanente	0.380%	12/1/10	2,800,000	2,800,000

California Statewide CDA, TECP	0.350%	4/7/11	4,300,000	4,300,000

California Statewide CDA, TECP:

Kaiser Permanente	0.400%	12/2/10	2,100,000	2,100,000

Kaiser Permanente	0.400%	12/8/10	2,200,000	2,200,000

Kaiser Permanente	0.410%	12/9/10	2,400,000	2,400,000

Kaiser Permanente	0.320%	1/20/11	4,200,000	4,200,000

Kaiser Permanente	0.390%	8/5/11	6,100,000	6,100,000

Coachella Valley, CA, USD, COP, 2006 School Financing Project, AGM, SPA-Dexia Credit Local	0.340%	9/1/36	11,995,000	11,995,000	(a)(b)

See Notes to Financial Statements.

8 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)
November 30, 2010

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

California — continued

Corona-Norco, CA, USD, GO, TRAN	2.000%	9/28/11	$5,400,000	$5,463,279

East Bay, CA, MUD Water Systems Revenue	0.300%	3/1/11	2,855,000	2,855,000	(c)

East Bay, CA, MUD, TECP	0.350%	12/9/10	6,600,000	6,600,000

East Bay, CA, MUD, TECP	0.350%	1/24/11	3,300,000	3,300,000

East Bay, CA, MUD, TECP	0.380%	2/4/11	3,900,000	3,900,000

East Bay, CA, MUD, Waste Water, TECP	0.320%	12/7/10	6,000,000	6,000,000

Elk Grove, CA, USD, GO, TRAN	1.250%	2/1/11	6,500,000	6,504,529

Metropolitan Water District of Southern California	0.350%	3/7/11	2,800,000	2,800,000	(c)

Modesto, CA, Water Revenue, COP, SPA-Bank of America N.A.	0.350%	10/1/36	10,000,000	10,000,000	(a)(b)

Orange County, CA, TECP:

LOC-Dexia Credit Local	0.320%	12/1/10	2,000,000	2,000,000

LOC-Dexia Credit Local	0.380%	2/4/11	16,700,000	16,700,000

Perris, CA, Union High School District, COP, School Financing Project, AGM, SPA-Dexia Credit Local	0.450%	9/1/33	6,755,000	6,755,000	(a)(b)

Richmond, CA, GO, TRAN	2.000%	7/14/11	3,370,000	3,398,893

Riverside County, CA, Teeter Obligation, TECP,
LOC-Bank of Nova Scotia	0.310%	2/10/11	4,300,000	4,300,000

San Diego County, CA, Regional Transportations,
Sales Tax Revenue, TECP, LOC-Dexia Credit Local	0.320%	12/1/10	2,100,000	2,100,000

San Diego, CA, Water Authority, TECP, LOC-Dexia
Credit Local	0.320%	12/1/10	5,500,000	5,500,000

San Francisco, CA, City & County Airports Commission,
International Airport Revenue, AGM, SPA-Dexia Credit Local	0.340%	5/1/29	12,000,000	12,000,000	(a)(b)

San Joaquin County, CA, Transportation Authority,
Sales Tax Revenue, TECP, LOC-Citibank N.A.	0.320%	1/13/11	1,700,000	1,700,000

San Rafael, CA, GO, TRAN	2.000%	7/28/11	2,140,000	2,157,381

Turlock, CA, Irrigation District Revenue	0.750%	8/12/11	16,800,000	16,800,000

Total California				178,494,082

Colorado — 2.4%

Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.310%	12/1/15	2,560,000	2,560,000	(a)(b)

Colorado Educational & Cultural Facilities
Authority Revenue:

Cole Valley Christian Schools, LOC-U.S. Bank N.A.	0.280%	5/1/32	4,960,000	4,960,000	(a)(b)

National Jewish Federation Bond Program, LOC-Bank of America	0.280%	9/1/33	3,975,000	3,975,000	(a)(b)

National Jewish Federation Bond, LOC-Bank of America N.A.	0.280%	2/1/38	1,300,000	1,300,000	(a)(b)

Colorado Health Facilities Authority Revenue, Catholic Health, SPA-Landesbank Baden-Wurttemberg	0.340%	3/1/44	2,900,000	2,900,000	(a)(b)

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 9

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Colorado — continued

Colorado Housing & Finance Authority, Single Family, SPA-Barclays Bank PLC	0.280%	5/1/34	$400,000	$400,000	(a)(b)

Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.350%	11/1/25	2,100,000	2,100,000	(a)(b)

Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.300%	12/1/25	8,335,000	8,335,000	(a)(b)

University of Colorado Hospital Authority Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.350%	11/15/33	7,070,000	7,070,000	(a)(b)

Total Colorado				33,600,000

Connecticut — 1.1%

Capital City EDA, SPA-Bank of America N.A.	0.410%	6/15/24	5,900,000	5,900,000	(a)(b)

Connecticut State HEFA Revenue:

Greenwich Hospital, LOC-Bank of America N.A.	0.300%	7/1/26	300,000	300,000	(a)(b)

Yale-New Haven Hospital, LOC-Bank of America N.A.	0.300%	7/1/36	800,000	800,000	(a)(b)

Connecticut State HFA, Housing Mortgage Finance Program	0.450%	11/15/11	300,000	300,000	(c)(d)

Connecticut State, GO, SPA-Landesbank Hessen-Thuringen	0.380%	2/15/21	600,000	600,000	(a)(b)

Hartford, CT, GO, BAN	2.500%	4/14/11	1,900,000	1,914,017

Killingly, CT, GO, BAN	1.250%	5/3/11	1,000,000	1,003,043

Torrington, CT, GO, BAN	1.500%	12/1/10	3,500,000	3,500,000

Waterbury, CT, GO, BAN	2.000%	8/31/11	1,695,000	1,714,221

Total Connecticut				16,031,281

Delaware — 0.1%

University of Delaware Revenue, SPA-Bank of America N.A.	0.310%	11/1/34	1,400,000	1,400,000	(a)(b)

District of Columbia — 0.4%

District of Columbia Revenue:

American Sociological Association, LOC-PNC Bank N.A.	0.280%	12/1/37	2,625,000	2,625,000	(a)(b)

Hospital for Sick Children, LOC-SunTrust Bank	1.000%	1/1/35	3,500,000	3,500,000	(a)(b)

Total District of Columbia				6,125,000

Florida — 8.3%

Collier County, FL, Health Facilities Authority Revenue, Moorings Inc. Project, LOC-Wachovia Bank N.A.	0.280%	5/1/38	15,200,000	15,200,000	(a)(b)

Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank	0.750%	11/1/22	3,425,000	3,425,000	(a)(b)

Florida Municipal Loan Council, TECP	0.340%	1/27/11	1,727,000	1,727,000

Jacksonville, FL, Electric Authority Revenue, TECP,
LOC-Dexia Credit Local	0.330%	12/15/10	5,200,000	5,200,000

Jacksonville, FL, Electric Authority, TECP:

LOC-JPMorgan Chase	0.320%	12/2/10	4,900,000	4,900,000

LOC-JPMorgan Chase	0.300%	12/6/10	4,800,000	4,800,000

See Notes to Financial Statements.

10 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)
November 30, 2010

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Florida — continued

Jacksonville, FL, Health Facilities Authority,
Hospital Revenue:

Baptist Medical Center Project	0.280%	8/15/21	$155,000	$155,000	(a)(b)

Southern Baptist Hospital, LOC-Wells Fargo Bank N.A.	0.280%	8/15/27	7,720,000	7,720,000	(a)(b)

JEA District, FL, Water & Sewer System Revenue, SPA-Banco Bilbao Vizcaya	0.450%	10/1/42	9,100,000	9,100,000	(a)(b)

Miami-Dade County, FL, Expressway Authority Toll
System Revenue, AGM	0.750%	7/1/11	1,705,000	1,707,269

Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of America	0.460%	9/1/29	3,145,000	3,145,000	(a)(b)

Orange County, FL, Health Facilities Authority Revenue,
Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.380%	10/1/41	3,000,000	3,000,000	(a)(b)

Orlando, FL, Utilities Commission, Utility System Revenue, SPA-Banco Bilbao Vizcaya	0.450%	10/1/33	13,100,000	13,100,000	(a)(b)

Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.340%	7/1/16	14,125,000	14,125,000	(a)(b)

Tohopekaliga, FL, Water Authority Utility System Revenue, LOC-Landesbank Hessen-Thuringen	0.310%	10/1/36	12,635,000	12,635,000	(a)(b)

UCF Health Facilities Corp., FL, Capital Improvement
Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.750%	7/1/37	3,535,000	3,535,000	(a)(b)

West Palm Beach, FL, Utility System Revenue, AGM, SPA-Dexia Credit Local	0.320%	10/1/38	13,100,000	13,100,000	(b)(e)

Total Florida				116,574,269

Georgia — 1.3%

Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.270%	10/1/33	5,000,000	5,000,000	(a)(b)

Cobb County, GA, Development Authority Educational
Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.300%	7/1/22	700,000	700,000	(a)(b)

Fulton County, GA, Development Authority Revenue,
Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.280%	7/1/42	2,700,000	2,700,000	(a)(b)

Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project, LOC-Wells Fargo Bank N.A.	0.400%	7/1/20	1,365,000	1,365,000	(a)(b)

Municipal Electric Authority, GA, Project One, Subordinated, AGM, SPA-Dexia Credit Local	0.380%	1/1/26	300,000	300,000	(a)(b)

Municipal Electric Authority, GA, TECP, LOC-Landesbank Hessen-Thuringen	0.350%	3/11/11	7,750,000	7,750,000

Total Georgia				17,815,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 11

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Hawaii — 1.0%

Hawaii Pacific Health Special Purpose Revenue,
Department of Budget and Finance, Radian, LOC-Bank of Nova Scotia	0.300%	7/1/33	$14,400,000	$14,400,000	(a)(b)

Illinois — 7.4%

Chicago, IL, GO, Board of Education, FSA, SPA-Dexia Credit Local	0.320%	3/1/32	8,700,000	8,700,000	(a)(b)

Chicago, IL, Public Building Commission Revenue,
Chicago Park District	2.000%	1/1/11	500,000	500,627

Chicago, IL, Tax Increment Revenue, Tax Allocation
Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.310%	1/1/19	35,100,000	35,100,000	(a)(b)

Chicago, IL, Wastewater Transmission Revenue, LOC-Bank of America N.A.	0.270%	1/1/39	8,500,000	8,500,000	(a)(b)

Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.310%	2/1/35	3,000,000	3,000,000	(a)(b)

Cook County, IL, Community High School District No. 228
Bremen, GO, LOC-Assured Guaranty	3.000%	12/15/10	500,000	500,485

Cook County, IL, School District No. 97, Oak Park, GO,
Limited School	1.000%	12/15/10	500,000	500,095

Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank	0.750%	8/1/29	3,480,000	3,480,000	(a)(b)

Illinois Development Finance Authority Revenue,
Goodman Theatre Project, LOC-Bank One N.A., Northern Trust Co.	0.300%	12/1/33	13,800,000	13,800,000	(a)(b)

Illinois DFA, Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.300%	11/1/14	1,600,000	1,600,000	(a)(b)

Illinois Finance Authority Revenue:

Educational Facility de Salle Project, LOC-Fifth Third Bank	0.750%	6/1/37	3,600,000	3,600,000	(a)(b)

Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.400%	2/1/34	2,500,000	2,500,000	(a)(b)

GO, Latin School Project, LOC-JPMorgan Chase	0.300%	8/1/35	1,100,000	1,100,000	(a)(b)

Loyola Academy, LOC-JPMorgan Chase	0.310%	10/1/37	1,100,000	1,100,000	(a)(b)

Northwestern University	0.400%	3/1/11	1,400,000	1,400,000	(c)

Northwestern University	0.400%	3/1/11	1,100,000	1,100,000	(c)

Provena Health, LOC-JPMorgan Chase	0.300%	8/15/44	15,000,000	15,000,000	(a)(b)

Provena Health, LOC-JPMorgan Chase	0.300%	8/15/44	2,000,000	2,000,000	(a)(b)

Total Illinois				103,481,207

Indiana — 4.0%

Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	600,000	600,000

Goshen Inc., Industrial EDR, Goshen College Project, LOC-JPMorgan Chase Bank	0.300%	10/1/42	8,430,000	8,430,000	(a)(b)

See Notes to Financial Statements.

12 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)
November 30, 2010

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Indiana — continued

Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.750%	2/1/23	$3,600,000	$3,600,000	(a)(b)

Indiana State Finance Authority Revenue:

Lease Appropriation, SPA-Bank of New York	0.280%	2/1/35	1,900,000	1,900,000	(a)(b)

Lease Appropriation, SPA-Bank of Nova Scotia	0.290%	2/1/35	13,750,000	13,750,000	(a)(b)

St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame du Lac, SPA-Banco Bilbao Vizcaya	0.350%	3/1/38	26,266,000	26,266,000	(a)(b)

St. Joseph County, IN, EFA Revenue, University of Notre Dame du Lac Project, SPA-Banco Bilbao Vizcaya	0.400%	3/1/42	2,000,000	2,000,000	(a)(b)

Total Indiana				56,546,000

Iowa — 0.0%

Iowa Higher Education Loan Authority Revenue, RAN, LOC-U.S. Bank N.A.	1.750%	5/20/11	600,000	602,912

Kansas — 0.5%

Kansas State Department of Transportation Highway Revenue, Refunding, SPA-Dexia Credit Local & Westdeutsche Landesbank	0.260%	9/1/19	6,650,000	6,650,000	(a)(b)

Kentucky — 0.1%

Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.300%	6/1/30	720,000	720,000	(a)(b)

Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.300%	7/1/38	415,000	415,000	(a)(b)

Total Kentucky				1,135,000

Louisiana — 3.9%

East Baton Rouge Parish, LA, Sales Tax Revenue, Road & Street Improvement, LOC-Dexia Credit Local	0.360%	8/1/30	15,540,000	15,540,000	(a)(b)

Louisiana PFA Revenue:

Tiger Athletic, LOC-Capital One N.A., FHLB	0.290%	9/2/33	14,255,000	14,255,000	(a)(b)

Tiger Athletic, LOC-Capital One N.A., FHLB	0.290%	9/2/39	2,440,000	2,440,000	(a)(b)

Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:

Loop LLC Project, LOC-SunTrust Bank	0.670%	9/1/14	1,000,000	1,000,000	(a)(b)

Loop LLC Project, LOC-SunTrust Bank	0.850%	9/1/27	20,220,000	20,220,000	(a)(b)

St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	1.000%	7/1/38	1,900,000	1,900,000	(a)(b)

Total Louisiana				55,355,000

Maine — 0.1%

Biddeford, ME, GO, BAN, AGM	1.000%	4/15/11	1,500,000	1,502,424

Maryland — 3.6%

Anne Arundel County, MD, GO, TECP, BAN, LOC-State Street Bank & Trust Co.	0.320%	2/23/11	13,220,000	13,220,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 13

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Maryland — continued

John Hopkins University, TECP	0.320%	2/8/11	$3,231,000	$3,231,000

John Hopkins University, TECP	0.340%	5/5/11	2,600,000	2,600,000

John Hopkins University, TECP	0.340%	5/10/11	6,916,000	6,916,000

Maryland Industrial Development Financing Authority, LOC-Branch Banking & Trust	0.300%	11/1/30	3,100,000	3,100,000	(b)(e)

Maryland State Economic Development Corp. Revenue, Your Public Radio Corp. Project, LOC-PNC Bank	0.280%	11/15/22	1,130,000	1,130,000	(a)(b)

Maryland State Health & Higher EFA Revenue:

French International School, LOC-SunTrust Bank	1.000%	9/1/34	2,930,000	2,930,000	(a)(b)

Upper Chesapeake Medical Center Inc., LOC-Branch Banking & Trust	0.290%	1/1/43	2,125,000	2,125,000	(a)(b)

Maryland State Stadium Authority, Sports Facilities Lease Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local	0.350%	3/1/26	2,300,000	2,300,000	(a)(b)

Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-Fannie Mae, Freddie Mac	0.280%	7/1/36	5,175,000	5,175,000	(a)(b)

Washington Suburban Sanitation District, MD, GO, BAN, SPA-Helaba	0.280%	6/1/23	7,800,000	7,800,000	(a)(b)

Total Maryland				50,527,000

Massachusetts — 3.7%

Amherst, MA, GO, BAN	1.250%	7/20/11	3,100,000	3,111,889

Bedford, MA, GO, BAN	1.000%	1/14/11	500,000	500,304

Lawrence, MA, GO, BAN	1.250%	12/1/11	2,100,000	2,108,106	(d)

Malden, MA, GO, BAN	1.250%	4/29/11	2,900,000	2,908,357

Massachusetts State DFA Revenue:

Marine Biological Laboratory, LOC-JPMorgan Chase	0.300%	10/1/36	1,075,000	1,075,000	(a)(b)

Notre Dame Health Care Center, LOC-KBC Bank NV	0.350%	10/1/29	4,340,000	4,340,000	(a)(b)

Massachusetts State HEFA, Partners Healthcare, SPA-Bank One N.A.	0.280%	7/1/38	20,560,000	20,560,000	(a)(b)

Massachusetts State HEFA Revenue:

Capital Asset Program, LOC-Bank of America	0.350%	7/1/31	530,000	530,000	(a)(b)

Great Brook Valley Health, LOC-TD Banknorth N.A.	0.270%	12/1/36	400,000	400,000	(a)(b)

Hillcrest Extended Care A, LOC-Bank of America N.A.	0.410%	10/1/26	2,995,000	2,995,000	(a)(b)

Williams College	0.450%	4/7/11	400,000	400,000	(c)

Williams College	0.260%	8/1/14	1,450,000	1,450,000	(a)(b)

Massachusetts State IFA Revenue, Whitehead Institute Biomed Research, SPA-Bank of America	0.300%	7/1/26	1,400,000	1,400,000	(a)(b)

Massachusetts State Water Resources Authority:

Multi-Modal Subordinated, Refunding, LOC-Landesbank Hessen-Thuringen	0.300%	8/1/20	3,700,000	3,700,000	(a)(b)

SPA-Dexia Credit Local	0.300%	8/1/37	200,000	200,000	(a)(b)

See Notes to Financial Statements.

14 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)
November 30, 2010

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued

Merrimack Valley, MA, Regional Transit Authority, RAN	1.750%	6/24/11	$2,500,000	$2,504,562

Quincy, MA, GO, BAN	1.250%	1/28/11	2,600,000	2,603,289

Salem, MA, GO, State Aid Anticipation Notes	1.000%	10/21/11	1,000,000	1,002,814

Total Massachusetts				51,789,321

Michigan — 1.7%

Michigan Finance Authority	4.750%	8/22/11	15,000,000	15,091,285

Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank Hessen-Thuringen	0.320%	5/1/30	4,000,000	4,000,000	(a)(b)

Waterford, MI, School District, GO, BAN	1.500%	9/23/11	4,750,000	4,767,536

Total Michigan				23,858,821

Minnesota — 0.4%

University of Minnesota, GO, TECP	0.340%	5/10/11	4,900,000	4,900,000

Mississippi — 0.0%

Mississippi State Lease Revenue, COP, Master Lease Program State Agencies	3.000%	10/15/11	500,000	508,645

Missouri — 0.3%

Missouri State HEFA Revenue	0.300%	1/10/11	1,000,000	1,000,000

Missouri State Public Utilities Commission Revenue, Interim Construction Notes	2.000%	8/1/11	3,440,000	3,468,382

University of Missouri, University Revenues, System Facilities	0.270%	11/1/30	100,000	100,000	(a)(b)

Total Missouri				4,568,382

Montana — 0.0%

Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/35	600,000	600,000	(e)

Nevada — 1.9%

Carson City, NV, Hospital Revenue, Tahoe Hospital Project, LOC-U.S. Bank	0.270%	9/1/33	10,875,000	10,875,000	(a)(b)

Clark County, NV, Airport Revenue, Junior Subordinated Lien Notes	2.500%	6/1/11	3,500,000	3,532,384

Clark County, NV, Highway Revenue, TECP:

LOC-BNP Paribas	0.340%	12/8/10	1,100,000	1,100,000

LOC-BNP Paribas	0.300%	1/20/11	2,100,000	2,100,000

Las Vegas Valley, NV, Water District, GO, TECP, LOC-JPMorgan Chase	0.330%	2/10/11	9,700,000	9,700,000

Total Nevada				27,307,384

New Hampshire — 1.7%

Merrimack County, NH, GO, TAN	1.250%	12/30/10	7,000,000	7,001,829

New Hampshire HEFA Revenue, Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.340%	8/1/31	16,600,000	16,600,000	(a)(b)

Total New Hampshire				23,601,829

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 15

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

New Jersey — 2.6%

Burlington County, NJ, GO, BAN	1.250%	5/27/11	$4,877,000	$4,893,695

Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	749,000	750,117

Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Banknorth N.A.	0.250%	1/1/26	140,000	140,000	(a)(b)

East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	3,400,000	3,403,167

Glassboro, NJ, GO, BAN	1.500%	1/26/11	655,005	655,652

Haddon Heights, NJ, GO, BAN	1.500%	6/10/11	441,482	442,511

Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes	1.250%	1/19/11	700,000	700,531

Livingston Township, NJ, GO, BAN	1.000%	8/3/11	1,200,000	1,203,528

Middlesex County, NJ, GO, BAN	1.250%	6/8/11	450,000	451,692

Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	4,200,000	4,204,644

Montclair Township, NJ, GO, BAN	1.500%	12/17/10	4,100,000	4,101,973

Montgomery Township, NJ, GO, BAN	1.500%	1/14/11	1,904,000	1,906,360

New Jersey EDA Revenue, School Facilities Construction, LOC-Bank of Nova Scotia	0.250%	3/1/26	7,400,000	7,400,000	(a)(b)

New Jersey Health Care Facilities Financing Authority Revenue, South Jersey Hospital Inc., LOC-TD Bank N.A.	0.270%	7/1/34	1,500,000	1,500,000	(a)(b)

Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	330,000	330,047

South Orange Village Township, NJ, GO:

BAN	1.250%	2/1/11	720,000	720,937

BAN	2.000%	9/8/11	1,294,771	1,307,635

Trenton, NJ, GO, BAN	3.500%	12/10/10	387,000	387,084

Verona Township, NJ, GO:

BAN	1.500%	12/15/10	650,000	650,273

BAN	1.000%	8/12/11	1,360,000	1,362,905

Total New Jersey				36,512,751

New York — 6.8%

Albany County, NY, GO	1.000%	6/1/11	600,000	601,494	(d)

Albany, NY, GO, BAN	2.000%	7/8/11	3,611,690	3,637,911

Amityville, NY, Union Free School District, GO, TAN	1.000%	6/30/11	3,200,000	3,209,594

Arlington, NY, CSD, GO, BAN	1.000%	11/17/11	634,000	635,871

Baldwinsville, NY, CSD, GO, BAN	1.000%	10/14/11	2,200,000	2,207,776

East Rockaway, NY, GO, BAN	1.500%	7/15/11	1,300,000	1,305,505

Essex County, NY, GO, BAN	1.000%	11/18/11	900,000	902,404

Hamburg Town, NY, GO, BAN	1.250%	7/13/11	2,297,200	2,304,334

Hampton Bays, NY, Union Free School District, GO, TAN	1.000%	6/23/11	4,600,000	4,608,157

Hendrick Hudson, NY, CSD, Westchester, GO, TAN	1.000%	6/24/11	1,100,000	1,101,598

Jordan-Elbridge, NY, CSD, GO, BAN	2.000%	6/28/11	4,356,000	4,370,240

Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/24/11	1,730,000	1,733,568

MTA of New York Revenue, LOC-BNP Paribas	0.270%	11/1/35	3,100,000	3,100,000	(a)(b)

See Notes to Financial Statements.

16 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)
November 30, 2010

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

New York — continued

MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen	0.320%	11/1/35	$100,000	$100,000	(a)(b)

MTA, NY, TECP:

BAN, LOC-ABN AMRO Bank N.V.	0.300%	12/7/10	11,300,000	11,300,000

BAN, LOC-ABN AMRO Bank N.V.	0.300%	12/7/10	10,800,000	10,800,000

New York City, NY, HDC, Multi-Family Mortgage Revenue, 20 Exchange Place, LOC-Landesbank Hessen-Thuringen	0.280%	6/1/39	2,100,000	2,100,000	(a)(b)

New York City, NY, Industrial Development Agency, Civic Facility Revenue:

Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.270%	12/1/32	400,000	400,000	(a)(b)

Refunding and Improvement, 07 All Stars Project, LOC-JPMorgan Chase	0.330%	12/1/36	2,700,000	2,700,000	(a)(b)

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen	0.320%	6/15/39	900,000	900,000	(a)(b)

New York City, NY, Municipal Water, TECP	0.390%	1/14/11	8,200,000	8,200,000

New York City, NY, Municipal Water, TECP	0.390%	1/18/11	8,200,000	8,200,000

New York City, NY, TFA, New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.290%	11/1/22	1,600,000	1,600,000	(a)(b)

Newstead, NY, GO, BAN	1.500%	7/27/11	885,000	886,650

Oswego, NY, City School District, GO, BAN	1.000%	8/26/11	4,200,000	4,208,265

Plattsburgh, NY, GO, BAN	1.250%	9/23/11	2,360,000	2,365,876

Sherburne Earlville, NY, CSD, GO, BAN	1.500%	6/30/11	4,229,101	4,240,234

Sleepy Hollow, NY, GO, BAN	1.000%	8/12/11	2,251,000	2,255,652

Susquehanna Valley, NY, CSD, GO:

BAN	1.250%	7/29/11	3,650,000	3,658,544

BAN	1.250%	7/29/11	2,000,000	2,005,378

Total New York				95,639,051

North Carolina — 2.6%

Charlotte, NC, COP:

Central Yard Project, SPA-Bank of America N.A.	0.360%	3/1/25	5,235,000	5,235,000	(a)(b)

Governmental Facilities, SPA-Bank of America N.A.	0.350%	6/1/33	3,080,000	3,080,000	(a)(b)

Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:

AGM, SPA-Dexia Credit Local	0.350%	1/15/44	10,890,000	10,890,000	(a)(b)

FSA, SPA-Dexia Credit Local	0.350%	1/15/43	1,100,000	1,100,000	(a)(b)

Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.300%	2/1/26	3,200,000	3,200,000	(a)(b)

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 17

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

North Carolina — continued

North Carolina Capital Facilities Finance Agency:

Educational Facilities Revenue, Duke School For Children, LOC-Bank of America	0.560%	9/1/27	$1,900,000	$1,900,000	(a)(b)

Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.400%	2/1/25	2,710,000	2,710,000	(a)(b)

North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.300%	4/1/29	735,000	735,000	(a)(b)

North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.300%	6/1/37	2,500,000	2,500,000	(a)(b)

North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.290%	12/1/36	5,180,000	5,180,000	(a)(b)

North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.300%	6/1/36	110,000	110,000	(a)(b)

Total North Carolina				36,640,000

Ohio — 2.6%

Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V.	0.320%	12/1/32	4,045,000	4,045,000	(a)(b)

Akron, OH, GO, BAN	1.125%	12/8/11	1,315,000	1,321,851	(d)

Montgomery County, OH, Revenue Bonds, TECP, Ketterling Medical Center, LOC-Dexia Credit Local	0.400%	1/13/11	15,000,000	15,000,000

Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	1.000%	11/1/25	3,600,000	3,600,000	(a)(b)

Ohio State University, TECP	0.300%	2/8/11	900,000	900,000

University of Akron, OH, General Receipts, AGM, SPA-Dexia Credit Local	0.340%	1/1/29	200,000	200,000	(a)(b)

University of Cincinnati, OH, General Receipts, BAN	1.500%	12/16/10	700,000	700,280

University of Toledo, OH, General Receipts Revenue, BAN	1.500%	6/1/11	1,000,000	1,003,857

Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.400%	12/1/33	10,295,000	10,295,000	(a)(b)

Total Ohio				37,065,988

Oklahoma — 1.1%

Oklahoma Development Finance Authority Revenue, Inverness Village Project, LOC-KBC Bank	0.300%	1/1/42	15,665,000	15,665,000	(a)(b)

Oregon — 1.2%

Clackamas County, OR, Hospital Facility Authority, TECP:

Providence Health System	0.280%	12/1/10	1,400,000	1,400,000

Providence Health System	0.280%	12/1/10	1,400,000	1,400,000

Providence Health System	0.400%	1/4/11	5,300,000	5,300,000

Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.290%	10/1/34	2,830,000	2,830,000	(a)(b)

See Notes to Financial Statements.

18 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)
November 30, 2010

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Oregon — continued

Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America	0.320%	5/1/37	$5,410,000	$5,410,000	(a)(b)

Total Oregon				16,340,000

Pennsylvania — 6.3%

Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.340%	6/1/32	7,180,000	7,180,000	(a)(b)

Allegheny County, PA, GO, LOC-JPMorgan Chase	0.300%	11/1/16	6,500,000	6,500,000	(a)(b)

Allegheny County, PA, IDA, Health & Housing Facilities Revenue, LOC-PNC Bank N.A.	0.280%	7/1/27	670,000	670,000	(a)(b)

Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.280%	1/1/28	3,500,000	3,500,000	(a)(b)

Beaver County, PA, IDA, PCR Revenue, FirstEnergy, LOC-Barclays Bank PLC	0.280%	12/1/41	15,300,000	15,300,000	(a)(b)

Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.270%	8/1/22	1,500,000	1,500,000	(a)(b)

Lancaster, PA, IDA Revenue:

Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.280%	7/1/37	3,945,000	3,945,000	(a)(b)

Willow Valley Retirement Communities, LOC-PNC Bank N.A.	0.260%	12/1/39	7,000,000	7,000,000	(a)(b)

Manheim Township, PA, School District, GO, AGM, SPA-Royal Bank of Canada	0.360%	5/1/21	7,080,000	7,080,000	(a)(b)

Pennsylvania Economic Development Financing Authority Revenue, NHS-AVS LLC, LOC-Commerce Bank	0.290%	12/1/38	10,900,000	10,900,000	(a)(b)

Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.280%	1/1/34	8,890,000	8,890,000	(a)(b)

Philadelphia, PA, Authority for IDR, Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.280%	3/1/27	4,600,000	4,600,000	(a)(b)

Philadelphia, PA, GO, TRAN	2.000%	6/30/11	7,000,000	7,052,243

Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.300%	11/1/29	2,825,000	2,825,000	(a)(b)

State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.310%	9/1/24	1,530,000	1,530,000	(a)(b)

Total Pennsylvania				88,472,243

Rhode Island — 0.0%

Coventry, RI, GO, BAN	1.250%	4/12/11	615,000	616,235

South Carolina — 0.9%

Lexington, SC, GO, BAN	1.250%	6/30/11	500,000	501,578

Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America	0.410%	12/1/25	7,700,000	7,700,000	(a)(b)

South Carolina Jobs EDA, Health Sciences Medical University, LOC-Wells Fargo Bank N.A.	0.400%	12/1/19	2,300,000	2,300,000	(a)(b)

South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.300%	6/1/35	2,760,000	2,760,000	(a)(b)

Total South Carolina				13,261,578

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 19

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

South Dakota — 0.0%

South Dakota Housing Development Authority, Homeownership Mortgage, LOC-FHLB	0.350%	5/1/39	$200,000	$200,000	(a)(b)

Tennessee — 0.2%

Knoxville, TN, Gas Revenue	3.000%	3/1/11	1,005,000	1,011,310

Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, TECP:

LOC-JPMorgan Chase	0.330%	12/7/10	1,400,000	1,400,000

LOC-U.S. Bank N.A.	0.330%	12/7/10	900,000	900,000

Total Tennessee				3,311,310

Texas — 5.4%

Austin, TX, Hotel Occupancy Tax Revenue, LOC-Dexia Credit Local	0.320%	11/15/29	7,500,000	7,500,000	(a)(b)

Bexar, TX, Metropolitan Water District, TECP, LOC-Bank of America N.A.	0.300%	12/29/10	1,600,000	1,600,000

Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase	0.330%	10/1/29	4,000,000	4,000,000	(a)(b)

Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:

Methodist Hospital	0.270%	12/1/24	2,550,000	2,550,000	(a)(b)

Methodist Hospital	0.270%	12/1/27	4,500,000	4,500,000	(a)(b)

YMCA of the Greater Houston Area, LOC-Bank of America N.A.	0.280%	6/1/38	4,500,000	4,500,000	(a)(b)

Harris County, TX, Cultural Educational Facilities Finance Corp., TECP:

Methodist Hospital System	0.450%	1/11/11	2,600,000	2,600,000

Methodist Hospital System	0.350%	6/7/11	11,200,000	11,200,000

Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.270%	12/1/41	6,900,000	6,900,000	(a)(b)

Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.340%	6/1/27	2,000,000	2,000,000	(a)(b)

Houston, TX, GO, TECP, LOC-Banco Bilbao Vizcaya Argentina SA	0.320%	12/1/10	3,500,000	3,500,000

Houston, TX, Higher Education Finance Corp., TECP:

Rice University	0.330%	12/7/10	1,400,000	1,400,000

Rice University	0.360%	12/8/10	3,500,000	3,500,000

Rice University	0.300%	1/13/11	1,400,000	1,400,000

Rice University	0.360%	1/20/11	1,000,000	1,000,000

Rice University	0.320%	3/9/11	3,100,000	3,100,000

Houston, TX, TECP, Hotel Occupancy Tax and Parking Revenue, LOC-Bank of New York	0.300%	12/8/10	500,000	500,000

See Notes to Financial Statements.

20 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)
November 30, 2010

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Texas — continued

San Antonio, TX, Electric and Gas, TECP:

LOC-State Street Bank & Trust Co., Bank of America N.A.	0.310%	2/4/11	$700,000	$700,000

LOC-State Street Bank & Trust Co., Bank of America N.A.	0.310%	2/10/11	8,600,000	8,600,000

University of North Texas, TECP	0.300%	12/16/10	1,000,000	1,000,000

University of Texas	0.250%	8/1/16	3,700,000	3,700,000	(a)(b)

Total Texas				75,750,000

Utah — 1.7%

Central Utah Water Conservancy District, GO, LIQ-Helaba	0.320%	4/1/32	6,605,000	6,605,000	(a)(b)

Utah County, UT, Heritage Schools Project, LOC-U.S. Bank	0.310%	12/1/15	2,970,000	2,970,000	(a)(b)

Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA	0.290%	6/15/36	7,600,000	7,600,000	(a)(b)

Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase	0.290%	10/1/37	5,300,000	5,300,000	(a)(b)

Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Landesbank Hessen-Thuringen	0.280%	2/15/31	1,700,000	1,700,000	(a)(b)

Total Utah				24,175,000

Virginia — 1.1%

Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.280%	10/1/48	7,800,000	7,800,000	(a)(b)

Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.320%	12/1/37	1,600,000	1,600,000	(a)(b)

Lynchburg, VA, IDA Revenue, Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.300%	1/1/35	2,250,000	2,250,000	(a)(b)

Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A.	0.280%	2/1/26	600,000	600,000	(a)(b)

Virginia Small Business Financing Authority Revenue, Children’s Hospital of the King’s Daughters Inc., LOC-Wells Fargo Bank N.A.	0.330%	1/1/36	1,400,000	1,400,000	(a)(b)

Virginia Small Business Financing Authority, Healthcare Facilities Revenue, Bon Secours Health System, Inc., LOC-JPMorgan Chase	0.300%	11/1/42	1,200,000	1,200,000	(a)(b)

Total Virginia				14,850,000

Washington — 3.0%

Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America N.A.	0.560%	12/1/28	1,800,000	1,800,000	(a)(b)

Everett, WA, GO, LOC-Bank of America	0.460%	12/1/21	2,450,000	2,450,000	(a)(b)

King County, WA, Sewer Revenue, Junior Lien, LOC-Landesbank Hessen-Thuringen	0.360%	1/1/32	400,000	400,000	(a)(b)

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 21

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Washington — continued

Snohomish County, WA, Housing Authority Revenue, Autumn Chase Apartments Project, LOC-Bank of America N.A.	0.360%	7/1/36	$4,575,000	$4,575,000	(a)(b)

Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.300%	1/1/27	9,300,000	9,300,000	(a)(b)

Washington State Higher EFA Revenue:

Seattle University Project, LOC-U.S. Bank N.A.	0.290%	5/1/28	8,360,000	8,360,000	(a)(b)

University of Puget Sound Project A, LOC-Bank of America N.A.	0.320%	10/1/30	2,925,000	2,925,000	(a)(b)

University of Puget Sound Project, LOC-Bank of America	0.320%	10/1/36	6,000,000	6,000,000	(a)(b)

Washington State Housing Finance Commission:

Single-Family Program, GNMA, FNMA, FHLMC, LIQ-State Street Bank & Trust Co.	0.300%	6/1/39	5,500,000	5,500,000	(a)(b)

United Way of King County Project, LOC-Bank of America	0.510%	3/1/28	1,600,000	1,600,000	(a)(b)

Total Washington				42,910,000

Wisconsin — 2.8%

Norwalk-Ontario, WI, School District, BAN	2.650%	6/1/11	390,000	392,370

Wisconsin State HEFA Revenue:

Froedtert & Community Health, LOC-U.S. Bank N.A.	0.290%	4/1/35	8,500,000	8,500,000	(a)(b)

Gundersen Lutheran, FSA, SPA-Dexia Public Finance Bank	0.550%	12/1/15	5,440,000	5,440,000	(a)(b)

Wisconsin State, GO, TECP	0.350%	12/2/10	6,500,000	6,500,000

Wisconsin State, GO, TECP	0.340%	12/7/10	18,275,000	18,275,000

Total Wisconsin				39,107,370

Total Investments — 100.2% (Cost — $1,411,470,083#)				1,411,470,083

Liabilities in Excess of Other Assets — (0.2)%				(2,927,872)

Total Net Assets — 100.0%				$1,408,542,211

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Security is purchased on a when-issued basis.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)
November 30, 2010

Western Asset Institutional AMT Free Municipal Money Market Fund

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance — Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance — Insured Bonds
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 23

Western Asset Institutional AMT Free Municipal Money Market Fund

Summary of investments by industry*

Health care	27.6%

General obligation	17.0

Education	12.2

Transportation	6.9

Water & sewer	6.5

Miscellaneous	5.7

Public facilities	5.4

Utilities	4.8

Finance	2.6

Industrial revenue	2.5

Tax allocation	2.3

Power	2.3

Housing: single family	1.7

Pollution control	1.3

Housing: multi-family	0.8

Solid waste/resource recovery	0.4

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2010 and are subject to change.

Ratings table†

S&P/Moody’s/Fitch‡

A-1	47.7%

VMIG 1	33.1

F-1	3.6

MIG 1	3.2

SP-1	2.9

P-1	2.6

AA/Aa	0.4

NR	6.5

100.0%

†	As a percentage of total investments.

‡

S&P primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSROs and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 24 through 27 for definitions of ratings.

See Notes to Financial Statements.

24 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 25

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

26 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Short-term security ratings (unaudited)

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 27

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature - VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

28 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Statements of assets and liabilities (unaudited)
November 30, 2010

	Western Asset Institutional Money Market Fund	Western Asset Institutional AMT Free Municipal Money Market Fund

Assets:

Investments, at value	$928,395,378	$1,411,470,083

Repurchase agreement, at value	166,125,000	—

Cash	467	20,634

Interest receivable	886,685	1,554,481

Receivable for Fund shares sold	—	198

Prepaid expenses	35,911	80,724

Total Assets	1,095,443,441	1,413,126,120

Liabilities:

Payable for securities purchased	19,978,767	4,331,451

Investment management fee payable	137,420	184,152

Trustees’ fees payable	26,281	11,283

Distributions payable	8,352	2,633

Payable for Fund shares repurchased	—	10,217

Accrued expenses	110,078	44,173

Total Liabilities	20,260,898	4,583,909

Total Net Assets	$1,075,182,543	$1,408,542,211

Net Assets:

Par value (Note 4)	$10,756	$14,085

Paid-in capital in excess of par value	1,075,584,593	1,408,679,318

Undistributed net investment income	28,031	18,718

Accumulated net realized loss on investments	(440,837)	(169,910)

Total Net Assets	$1,075,182,543	$1,408,542,211

Shares Outstanding:

Institutional shares	1,075,595,349	1,408,546,433

Net Asset Value:

Institutional shares	$1.00	$1.00

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 29

Statements of operations (unaudited)
For the Six Months Ended November 30, 2010

	Western Asset Institutional Money Market Fund	Western Asset Institutional AMT Free Municipal Money Market Fund

Investment Income:

Interest	$1,741,934	$2,538,626

Expenses:

Investment management fee (Note 2)	1,360,543	1,641,415

Legal fees	61,520	53,887

Registration fees	27,340	39,001

Audit and tax	24,327	18,113

Shareholder reports	22,060	35,158

Insurance	13,115	16,882

Transfer agent fees	5,988	6,447

Trustees’ fees	4,714	9,195

Custody fees	2,393	4,504

Miscellaneous expenses	1,562	3,679

Total Expenses	1,523,562	1,828,281
Less: Fee waivers and/or expense reimbursements (Note 2)	(538,372)	(595,085)

Net Expenses	985,190	1,233,196

Net Investment Income	756,744	1,305,430

Net Realized Gain on Investments	1,705	2,675

Increase from Payment by Affiliate (Note 2)	323,000	—

Increase in Net Assets From Operations	$1,081,449	$1,308,105

See Notes to Financial Statements.

30 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Statements of changes in net assets
Western Asset Institutional Money Market Fund

For the Six Months Ended November 30, 2010 (unaudited) and the Year Ended May 31, 2010	November 30	May 31

Operations:

Net investment income	$756,744	$3,901,417

Net realized gain	1,705	116,199

Increase from Payment by affiliate (Note 2)	323,000	—

Proceeds from settlement of a regulatory matter (Note 6)	—	1,107,762

Increase in Net Assets From Operations	1,081,449	5,125,378

Distributions to Shareholders From (Note 1):

Net investment income	(1,829,927)	(3,907,965)

Decrease in Net Assets From Distributions to Shareholders	(1,829,927)	(3,907,965)

Fund Share Transactions (Note 4):

Net proceeds from sale of shares	651,445,819	2,229,800,405

Reinvestment of distributions	1,705,096	3,613,604

Cost of shares repurchased	(828,830,256)	(2,834,474,949)

Decrease in Net Assets From Fund Share Transactions	(175,679,341)	(601,060,940)

Decrease in Net Assets	(176,427,819)	(599,843,527)

Net Assets:

Beginning of period	1,251,610,362	1,851,453,889

End of period*	$1,075,182,543	$1,251,610,362

* Includes undistributed net investment income of:	$351,031	$1,101,214

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 31

Statements of changes in net assets (cont’d)
Western Asset Institutional AMT Free Municipal Money Market Fund

For the Six Months Ended November 30, 2010 (unaudited) and the Year Ended May 31, 2010	November 30	May 31

Operations:

Net investment income	$1,305,430	$2,479,513

Net realized gain (loss)	2,675	(2,228)

Proceeds from settlement of a regulatory matter (Note 6)	—	361,739

Increase in Net Assets From Operations	1,308,105	2,839,024

Distributions to Shareholders From (Note 1):

Net investment income	(1,648,450)	(2,486,877)

Decrease in Net Assets From Distributions to Shareholders	(1,648,450)	(2,486,877)

Fund Share Transactions (Note 4):

Net proceeds from sale of shares	679,063,163	2,064,112,831

Reinvestment of distributions	1,597,076	2,359,958

Cost of shares repurchased	(610,386,007)	(2,743,560,993)

Increase (Decrease) in Net Assets From Fund Share Transactions	70,274,232	(677,088,204)

Increase (Decrease) in Net Assets	69,933,887	(676,736,057)

Net Assets:

Beginning of period	1,338,608,324	2,015,344,381

End of period*	$1,408,542,211	$1,338,608,324

* Includes undistributed net investment income of:	$18,718	$361,738

See Notes to Financial Statements.

32 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Financial highlights
Western Asset Institutional Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Institutional Shares[1]	2010[2]		2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:

Net investment income	0.002		0.002	0.019	0.044	0.051	0.039

Net realized gain (loss)	0.000	[3]	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]	0.000 [3]

Proceeds from settlement of a regulatory matter	—		0.001	—	—	—	—

Total income from operations	0.002		0.002	0.019	0.044	0.051	0.039

Less distributions from:

Net investment income	(0.002)		(0.002)	(0.019)	(0.044)	(0.051)	(0.039)

Net realized gains	—		—	—	—	—	(0.000)[3]

Total distributions	(0.002)		(0.002)	(0.019)	(0.044)	(0.051)	(0.039)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total return[4]	0.17	%*	0.22%[5]	1.89%[6]	4.54%	5.19%	3.96%

Net assets, end of period (millions)	$1,075		$1,252	$1,851	$3,550	$5,617	$4,616

Ratios to average net assets:

Gross expenses	0.28%[7]		0.30%[8]	0.28%[8]	0.23%	0.24%[9]	0.26%

Net expenses[10,11,12]	0.18	[7]	0.23 [8]	0.15 [8]	0.23	0.23 [9]	0.22

Net investment income	0.14	[7]	0.24	1.98	4.57	5.08	3.96

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	For the six months ended November 30, 2010 (unaudited).

[3]	Amount represents less than $0.001 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been the same (Note 6).

[6]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[7]	Annualized.

[8]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.20% for the year ended May 31, 2010, respectively, and 0.25% and 0.12% for the year ended May 31, 2009, respectively.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.24% and 0.23%, respectively.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

*	The total return includes a payment from affiliate. Absent this payment, the total return would have been the same (Note 2).

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 33

Financial highlights (cont’d)
Western Asset Institutional AMT Free Municipal Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Institutional Shares[1]	2010[2]	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:

Net investment income	0.001	0.002	0.015	0.029	0.034	0.027

Net realized gain (loss)	0.000 [3]	(0.001)	(0.000)[3]	0.000 [3]	0.000 [3]	(0.000)[3]

Total income from operations	0.001	0.001	0.015	0.029	0.034	0.027

Less distributions from:

Net investment income	(0.001)	(0.001)	(0.015)	(0.029)	(0.034)	(0.027)

Net realized gains	—	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]

Total distributions	(0.001)	(0.001)	(0.015)	(0.029)	(0.034)	(0.027)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[4]	0.12%	0.15%	1.49%	2.98%	3.46%	2.69%

Net assets, end of period (millions)	$1,409	$1,339	$2,015	$3,136	$3,155	$2,557

Ratios to average net assets:

Gross expenses	0.27%[5]	0.29%[6]	0.28%[6]	0.25%	0.25%[7]	0.27%

Net expenses[8,9,10]	0.18 [5]	0.24 [6]	0.26 [6]	0.23	0.23 [7]	0.22

Net investment income	0.19 [5]	0.16	1.53	2.93	3.41	2.68

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	For the six months ended November 30, 2010 (unaudited).

[3]	Amount represents less than $0.001 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.25% and 0.23%, respectively.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent..

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

34 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”) and Western Asset Institutional AMT Free Municipal Money Market Fund (“Institutional AMT Free Municipal Money Market Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 35

Institutional Money Market Fund

	ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$1,094,520,378	—	$1,094,520,378

†	See Schedule of Investments for additional detailed categorizations.

Institutional AMT Free Municipal Money Market Fund

	ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$1,411,470,083	—	$1,411,470,083

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

36 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Funds may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities traded on a when-issued basis. The Funds may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions on the shares of the Funds are declared each business day to shareholders of record, and are paid monthly. The Institutional AMT Free Municipal Money Market Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 37

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2010, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Dividends paid by the Funds from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Funds intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, the Funds pay an investment management fee, calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.250%

Next $1 billion	0.225

Next $3 billion	0.200

Next $5 billion	0.175

Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

As a result of an expense limitation arrangement between the Funds and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses, and acquired fund fees and expenses, to average daily net assets of each Fund’s Institutional Shares, did not exceed 0.23%. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

38 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended November 30, 2010, fees waived and/or expenses reimbursed amounted to $538,372 and $595,085 for Institutional Money Market Fund and for Institutional AMT Free Municipal Money Market Fund, respectively.

Legg Mason made a voluntary payment in the amount of $323,000 to the Institutional Money Market Fund.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended November 30, 2010 the Funds did not invest in derivative instruments and does not have any intention to do so in the future.

4. Shares of beneficial interest

At November 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Because the Funds have maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

5. Capital loss carryforward

As of May 31, 2010, the Institutional Money Market Fund had a net capital loss carryforward of approximately $765,542, of which $10,158 expires in 2016 and $755,384 expires in 2017. As of May 31, 2010, the Institutional AMT Free Municipal Money Market Fund had a net capital loss carryforward of approximately $172,585, of which $170,357 expires in 2017 and $2,228 expires in 2018. These amounts will be available to offset any future taxable capital gains.

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6. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

40 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Institutional Money Market Fund and Institutional AMT Free Municipal Money Market Fund have received $1,107,762 and $361,739 for Institutional Shares, respectively related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

* * *

The SEC adopted amendments to Rule 2a-7 and certain other rules under the 1940 Act concerning the operation and regulation of money market funds. These new rules and amendments became effective May 5, 2010, unless otherwise specified in the rule release. The rule amendments and new rules, among other things, tighten portfolio credit quality, maturity and liquidity requirements for money market funds. None of these changes in regulation affect the financial statements.

7. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 41

Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

8. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the

42 | Legg Mason Partners Institutional Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

“Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme

Legg Mason Partners Institutional Trust 2010 Semi-Annual Report | 43

Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

9. Treasury guarantee

The Fund elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Fund elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap that was in effect at the time.

The Guarantee Program expired as of the close of business on September 18, 2009.

44 | Legg Mason Partners Institutional Trust

Board approval of management and subadvisory agreements (unaudited)

Western Asset Institutional Money Market Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Institutional Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory

Legg Mason Partners Institutional Trust | 45

Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

46 | Legg Mason Partners Institutional Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2010 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were each below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2012.

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Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of the management fees paid by the other funds in the expense group at all asset levels. The Board also noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

48 | Legg Mason Partners Institutional Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Western Asset Institutional AMT Free Municipal Money Market Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset AMT Free Municipal Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory

Legg Mason Partners Institutional Trust | 49

Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that is also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

50 | Legg Mason Partners Institutional Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2010 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Fund) classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that its Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was slightly below the median. The Board took into account management’s discussion of the Fund’s expenses. The

Legg Mason Partners Institutional Trust | 51

Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2012.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of the management fees paid by the other funds in the expense group at all asset levels. The Board also noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

52 | Legg Mason Partners Institutional Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

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Western Asset
Institutional Money Market Fund
Western Asset
Institutional AMT Free Municipal
Money Market Fund

Trustees
Elliott J. Berv
A. Benton
Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadviser
Western Asset Management Company

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

Independent registered public accounting firm
KPMG LLP
345 Park Avenue
New York, NY 10154

Western Asset Institutional Money Market Fund
Western Asset Institutional AMT Free Municipal Money Market Fund

The Funds are a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Legg Mason Partners Institutional Trust
Legg Mason Funds
55 Water Street
New York, NY 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the above noted Funds of Legg Mason Partners Institutional Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2011 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors
© 2011 Legg Mason Investor Services, LLC
Member FINRA, SIPC
WASX010648 1/11 SR10-1265

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

January 28, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 28, 2011

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date:	January 28, 2011